Financial Assets at Fair Value through Profit or Loss - Summary of Financial Assets at Fair Value through Profit or Loss (Detail) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [abstract]
Trading assets	€ 53,781	€ 49,254
Non-trading derivatives	2,488	2,257
Designated at fair value through profit or loss	3,700	3,076
Mandatorily measured at fair value through profit or loss	51,142	41,600
Financial assets at fair value through profit or loss	€ 111,110	€ 96,187